ICA File No.:  811-9118
File No.:  333-27225
As filed with the Securities and Exchange Commission on May 29, 1997


              SECURITIES AND EXCHANGE COMMISSION

                   Washington, DC  20549

                          FORM N-2

(Check appropriate box or boxes)

[   ]	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 *
[X]		Pre-Effective Amendment No.	1
[   ]	Post-Effective Amendment No.
and/or
[   ]	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
		1940
[X]		Amendment No.		8


DEM, Inc.
Exact Name of Registrant as Specified in Charter

World Trade Center-Balt., 401 E. Pratt Street, 28th Floor, Baltimore, MD  21202
Address of Principal Executive Offices	(Number, Street, City, State, Zip Code)

(800) 752-1013
Registrant's Telephone Number, including Area Code

CSC - Lawyer's Incorporating Service Co., 11 E. Chase Street, Balt., MD 21202 Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

As soon as practicable after the effective date of this registration statement Approximate Date of Proposed Public Offering


* In addition, pursuant to Rule 429, this Registration Statement on Form N-2 constitutes Post-Effective Amendment No. 3 to Registration Statement No. 33-98454 on Form N-2 filed by the Registrant.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment
plan, check the following box.		[X]

It is proposed that this filing will become effective (check appropriate box)

[X] when declared effective pursuant to section 8(c)

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed registration statement.

	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.


DEM, INC.
Form N-2
Cross-Reference Sheet

Part A is set forth in Documents Incorporated By Reference
Part B is set forth in Documents Incorporated By Reference

Part C information is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement or in Documents Incorporated by Reference.


            DOCUMENTS INCORPORATED BY REFERENCE

	DEM, Inc.'s Registration Statement on Form N-2 Registration Numbers 811-9118; 333-27225, as filed with the Securities and Exchange Commission on May 15, 1997 is hereby incorporated by reference in its entirety into this Pre-Effective Amendment Number 1 to DEM, Inc.'s Registration Statement on Form N-2.


PART C   OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

(1)	Financial Statements

	Part A - Financial Highlights

	Part B -The Company's Annual Report to Stockholders for the fiscal year ended December 31, 1996 is incorporated into its Statement of Additional Information by reference in its entirety.

		Interim Financial Statements (unaudited)
		Statement of Assets and Liabilities
		Statement of Operations
		Statement of Changes in Net Assets
		Notes to Interim Financial Statements
		Investment in Securities as of March 30, 1997

(2)	Exhibits:

	(a)	Charter.1
	(b)	Bylaws.1
	(c)	Not Applicable.
	(d)	(1) See Dividend Reinvestment Plan.
		(2) See Charter.
		(3) See Bylaws.
	(e)	Dividend Reinvestment Plan.1
	(f)	Not Applicable.
	(g)	Advisory and Administrative Services Agreement
		between the Company and Chapman Capital
		Management, Inc.1
	(h)	Placement Agency Agreement between the Company and
		The Chapman Co.2
	(i)	Not Applicable.
	(j)	Custody Agreement between the Company and UMB
		Bank, N.A.1
	(k)	(1)	Transfer Agency Services Agreement between
			the Company and Fund/Plan Services, Inc.1
		(2)	Custody Administration and Agency Agreement
			between the Company and Fund/Plan Services,
			Inc.1
	(l)	Opinion and Consent of Venable, Baetjer and
		Howard, LLP3
	(m)	Not Applicable.
	(n)	Consent of Arthur Andersen LLP, independent public
		accountants for the Company.2
	(o)	Not Applicable.
	(p)	Subscription Agreement between the Company and
		Chapman Capital Management, Inc.1
	(q)	Not Applicable.
	27(r) Financial Data Schedule.2
	(s)	Power of Attorney.2

	1.	Incorporated by reference from Pre-Effective
Amendment No. 1 to the Company's Registration Statement on Form N-2 (File Nos.: 33-98454 and 811-9118) as filed with the Securities and Exchange Commission on December 7, 1995.

	2.	Incorporated by reference from the Company's
Registration Statement on Form N-2 (File Nos.: 333-27225 and
811-9118) as filed with the Securities and Exchange
Commission on May 15, 1997.

	3.	Filed herewith.


                     SIGNATURES

		Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, and State of Maryland, as of May 28, 1997.

                      DEM, INC.

                      By:/s/ NATHAN A. CHAPMAN, JR.
                      Nathan A. Chapman, Jr.
                  				President and Chief Executive Officer

		Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following in the capacities and on the date indicated.

Signatures

/s/ NATHAN A. CHAPMAN, JR.              May 28, 1997
    Nathan A. Chapman, Jr.
    President, Chairman
    of the Board and
    Director (Principal
    Executive Officer)

/s/ M. LYNN BALLARD                     May 28, 1997
    M. Lynn Ballard
    Treasurer (Principal
    Financial and
    Accounting Officer)

The Entire Board of
Directors

    Nathan A. Chapman, Jr.      James B. Lewis
    Robert L. Wallace           Lottie H. Shackelford
    Ronald A. White


By:/s/ NATHAN A. CHAPMAN              May 28, 1997
   Nathan A. Chapman, Jr.
   Attorney-in-Fact


                            DEM, INC.
                          EXHIBIT INDEX


Exhibit L		Opinion of Venable, Baetjer and Howard LLP

Exhibit N		Consent of Arthur Andersen LLP